Equity Method Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments
Equity Method Investments

NOTE 7. EQUITY METHOD INVESTMENTS

Investments in partnerships, joint ventures and less than majority-owned subsidiaries in which we have significant influence are accounted for under the equity method.

Our investments in equity affiliates include primarily international investments. As of December 31, 2011, our investments in equity affiliates included a 9.39% interest in América Móvil, primarily a wireless provider in Mexico with telecommunications investments in the United States and Latin America. We are a member of a consortium that holds all of the class AA shares of América Móvil stock, representing voting control of the company. Another member of the consortium has the right to appoint a majority of the directors of América Móvil.

Telmex Transaction During 2011, the Board of Directors of América Móvil approved and completed a tender offer for the remaining outstanding shares of Telmex that were not already owned by América Móvil. In conjunction with the tender of our shares, we have recorded our portion of América Móvil's resulting equity adjustments.

Telmex Internacional On June 11, 2010, as part of a tender offer from América Móvil, we exchanged all our shares in Telmex Internacional, S.A.B. de C.V. (Telmex Internacional) for América Móvil L shares at the offered exchange rate of 0.373, which resulted in a pretax gain of $658. The exchange was accounted for at fair value. In addition, we paid $202 to purchase additional shares of América Móvil L shares to maintain our ownership percentage at a pretransaction level.

The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2011	2010
Beginning of year	$4,515	$2,921
Additional investments	35	220
Equity in net income of affiliates	784	762
Dividends received	(161)	(159)
Dispositions	(660)	(204)
Currency translation adjustments	(515)	203
América Móvil equity adjustments	(171)	-
Telmex Internacional exchange	-	658
Other adjustments	(109)	114
End of year	$3,718	$4,515

Undistributed earnings from equity affiliates were $5,760 and $5,137 at December 31, 2011 and 2010. The currency translation adjustment for 2011 and 2010 reflects the effect of exchange rate fluctuations on our investments in Telmex and América Móvil.

The fair value of our investment in América Móvil, based on the equivalent value of América Móvil L shares at December 31, 2011, was $8,185.